Barclays Bank PLC parent condensed balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 155,792	£ 125,940
Cash collateral and settlement balances	130,873	79,486
Loans and advances at amortised cost	150,203	141,636
Reverse repurchase agreements and other similar secured lending	19,811	1,731
Trading portfolio assets	109,461	113,337
Financial assets at fair value through the income statement	155,540	129,470
Derivative financial instruments	307,650	229,641
Financial assets at fair value through other comprehensive income	55,161	45,406
Investments in associates and joint ventures	30	295
Goodwill and intangible assets	1,250	1,212
Property, plant and equipment	1,654	1,631
Current tax assets	984	898
Deferred tax assets	2,639	2,460
Retirement benefit assets	2,848	2,108
Other assets	2,062	1,421
Total assets	1,095,958	876,672
Liabilities
Deposits at amortised cost	245,737	213,881
Cash collateral and settlement balances	113,341	67,682
Repurchase agreements and other similar secured borrowing	4,033	2,032
Debt securities in issue	50,496	33,536
Subordinated liabilities	36,965	33,425		£ 35,327
Trading portfolio liabilities	50,378	35,212
Financial liabilities designated at fair value	222,142	204,446
Derivative financial instruments	307,989	228,940
Current tax liabilities	310	320
Deferred tax liabilities	1,084	80
Retirement benefit liabilities	319	313
Other liabilities	5,385	5,239
Provisions	1,085	951
Total liabilities	1,039,264	826,057
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	8,323	8,323
Other reserves	6,319	3,235
Retained earnings	39,704	36,709
Total equity	56,694	50,615	£ 52,610	£ 47,711
Total liabilities and equity	1,095,958	876,672
Barclays Bank PLC [member]
Assets
Cash and balances at central banks	128,461	112,287
Cash collateral and settlement balances	115,391	75,822
Loans and advances at amortised cost	186,606	161,663
Reverse repurchase agreements and other similar secured lending	22,926	4,939
Trading portfolio assets	73,646	79,079
Financial assets at fair value through the income statement	187,575	162,500
Derivative financial instruments	304,807	229,338
Financial assets at fair value through other comprehensive income	53,475	43,760
Investments in associates and joint ventures	16	119
Investments in subsidiaries	16,653	16,105
Goodwill and intangible assets	114	115
Property, plant and equipment	419	426
Current tax assets	1,045	946
Deferred tax assets	1,203	1,115
Retirement benefit assets	2,797	2,062
Other assets	1,234	845
Total assets	1,096,368	891,121
Liabilities
Deposits at amortised cost	268,286	240,631
Cash collateral and settlement balances	94,744	59,448
Repurchase agreements and other similar secured borrowing	9,778	9,185
Debt securities in issue	34,926	19,883
Subordinated liabilities	36,937	33,205
Trading portfolio liabilities	53,953	45,130
Financial liabilities designated at fair value	234,510	207,765
Derivative financial instruments	306,288	225,607
Current tax liabilities	287	221
Deferred tax liabilities	1,083	80
Retirement benefit liabilities	105	104
Other liabilities	3,297	2,807
Provisions	885	630
Total liabilities	1,045,079	844,696
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	11,089	11,089
Other reserves	2,763	678
Retained earnings	35,089	32,310
Total equity	51,289	46,425
Total liabilities and equity	£ 1,096,368	£ 891,121